UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

c/o Aetos Capital, LLC

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

James M. Allwin

Aetos Capital, LLC

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1.	Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

Financial Statements

July 31, 2004

Table of Contents

Disclosure of Fund Expenses	1
Schedules of Investments	2
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Members’ Capital	8
Statements of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	13

Beginning on the fiscal quarter ended October 31, 2004, the Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-212-201-2500; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses

(Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All registered investment companies have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other registered investment companies. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways.

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

• Hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other registered investment companies. It assumes that the fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return— the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all registered investment companies to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other registered investment companies.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as Program fees, which are described in the Prospectus. If these fees were applied to your account, your costs would be higher.

	Beginning Account Value 1/31/2004	Ending Account Value 7/31/2004	Annualized Expense Ratios	Expense Paid During Period*
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Actual Fund Return	$1,000.00	$1,000.91	1.00%	$4.99
Hypothetical 5% Return	$1,000.00	$1,019.83	1.00%	$5.03
Aetos Capital Distressed Investment Strategies Fund, LLC
Actual Fund Return	$1,000.00	$1,025.41	1.00%	$5.05
Hypothetical 5% Return	$1,000.00	$1,019.83	1.00%	$5.03
Aetos Capital Long/Short Strategies Fund, LLC
Actual Fund Return	$1,000.00	$984.81	0.98%	$4.85
Hypothetical 5% Return	$1,000.00	$1,019.93	0.98%	$4.93
Aetos Capital Market Neutral Strategies Fund, LLC
Actual Fund Return	$1,000.00	$972.57	1.00%	$4.92
Hypothetical 5% Return	$1,000.00	$1,019.83	1.00%	$5.03

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments

July 31, 2004

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AQR Global Arbitrage Offshore Fund (USD), Ltd.	$27,700,000	$26,834,012	23.71%
FFIP, L.P.	9,130,000	9,760,550	8.62
Pentangle Partners, L.P.	1,000,000	1,066,527	0.94
Perry Partners, L.P.	26,600,000	28,402,370	25.09
Satellite Fund II, L.P.	25,850,000	26,185,624	23.13
Standard Pacific Credit Opportunities Fund, L.P.	10,000,000	9,851,635	8.71
South Hill Trading Corp.	10,000,000	10,127,785	8.95

Total	$110,280,000	$112,228,503	99.15%

The aggregate cost of investments for tax purposes was $110,280,000. Net unrealized appreciation on investments for tax purposes was $1,948,503 consisting of $2,962,856 of gross unrealized appreciation and $1,014,353 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 99.15% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments

July 31, 2004

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
King Street Capital, L.P.	$7,050,000	$7,311,817	24.15%
Satellite Credit Opportunities Fund, Ltd.	8,750,000	9,228,051	30.48
Silver Point Capital Fund, L.P.	6,100,000	6,977,988	23.04
Watershed Capital Partners, L.P.	6,050,000	6,402,024	21.14

Total	$27,950,000	$29,919,880	98.81%

The aggregate cost of investments for tax purposes was $27,950,000. Net unrealized appreciation on investments for tax purposes was $1,969,880 consisting of $1,969,880 of gross unrealized appreciation.

The investments in portfolio funds shown above, representing 98.81% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments

July 31, 2004

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AG&J Power Opportunity Fund, L.P.	$4,970,000	$4,974,179	3.60%
Bay Pond Partners, L.P.	23,000,000	24,294,512	17.57
Cadmus Capital Partners (QP), L.P.	13,000,000	13,207,329	9.55
Cavalry Technology, L.P.	23,750,000	21,522,796	15.57
Icarus Partners, L.P.	5,500,000	5,808,330	4.20
JL Partners, L.P.	24,820,000	25,653,711	18.55
Millgate Partners II, L.P.	820,000	1,060,071	0.77
North River Partners, L.P.	11,750,000	11,703,402	8.46
Standard Global Equity Partners SA, L.P.	18,700,000	18,638,332	13.48
Viking Global Equities, L.P.	10,000,000	10,082,390	7.29

Total	$136,310,000	$136,945,052	99.04%

The aggregate cost of investments for tax purposes was $136,310,000. Net unrealized appreciation on investments for tax purposes was $635,052 consisting of $2,970,522 of gross unrealized appreciation and $2,335,470 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 99.04% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Aetos Capital Market Neutral Strategies Fund, LLC

Schedule of Investments

July 31, 2004

(Unaudited)

Fund Name	Cost	Value	% of Net Assets
AQR Absolute Return Institutional Fund, L.P.	$14,900,000	$14,511,568	35.29%
Bravura Fund, L.P.	8,682,131	8,519,733	20.72
GMO Market Neutral Fund (Onshore)	6,379,910	6,252,302	15.20
GMO Mean Reversion Fund	8,500,000	8,683,169	21.11

Total	$38,462,041	$37,966,772	92.32%

The aggregate cost of investments for tax purposes was $38,462,041. Net unrealized depreciation on investments for tax purposes was $495,269 consisting of $183,169 of gross unrealized appreciation and $678,438 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 92.32% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

July 31, 2004

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Assets
Investments in portfolio funds, at cost	$110,280,000	$27,950,000	$136,310,000	$38,462,041

Investments in portfolio funds, at value	$112,228,503	$29,919,880	$136,945,052	$37,966,772
Cash	14,393,833	827,446	30,444,147	4,800,448
Receivable from Aetos Cayman	20,000	20,000	20,000	20,000
Accrued income	1,171	400	1,435	2,158
Other assets	—	—	6,491	317,430

Total assets	126,643,507	30,767,726	167,417,125	43,106,808

Liabilities
Sales of Interest received in advance	13,087,500	287,500	28,512,500	1,862,500
Tender offer payable	152,287	148,163	378,868	46,148
Investment manager fees payable	139,528	18,239	173,209	34,751
Administration fees payable	45,579	13,461	56,246	17,479
Board of Managers’ fees payable	3,750	3,750	3,750	3,750
Other accrued expenses	18,750	16,749	18,876	16,074

Total liabilities	13,447,394	487,862	29,143,449	1,980,702

Net Assets	$113,196,113	$30,279,864	$138,273,676	$41,126,106

Members’ Capital
Net capital	111,247,610	28,309,984	137,638,624	41,621,375
Net unrealized appreciation (depreciation) on investments in portfolio funds	1,948,503	1,969,880	635,052	(495,269)

Members’ Capital	$113,196,113	$30,279,864	$138,273,676	$41,126,106

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the six-month period ended July 31, 2004

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Investment Income:
Interest	$11,765	$2,176	$5,620	$3,996

Expenses:
Management fee	386,051	104,168	478,807	141,671
Administration fees	65,619	18,834	80,872	24,882
Board of Managers’ fees	7,500	7,500	7,500	7,500
Professional fees	38,750	38,750	38,750	38,750
Registration fees	10,908	10,908	10,908	10,908
Printing fees	2,500	2,500	2,500	2,500
Custodian fees	94	94	94	94
Other expenses	2,759	2,760	7,348	2,760

Total expenses	514,181	185,514	626,779	229,065
Fund expenses reimbursed	(2,522)	(46,702)	(1,119)	(40,068)

Net Expenses	511,659	138,812	625,660	188,997

Net Investment Loss	(499,894)	(136,636)	(620,040)	(185,001)

Net Gain (Loss) on Portfolio Funds Sold	(26,549)	—	79,225	(40,528)
Net Change in Unrealized Appreciation (Depreciation) on Investments in Portfolio Funds	1,006,716	958,672	(1,256,198)	(689,952)

Net Increase (Decrease) in Members’ Capital Derived from Investment Activities	$480,273	$822,036	$(1,797,013)	$(915,481)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2004 and the year ended January 31, 2004

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/04 – 7/31/04	2/1/03 – 1/31/04	2/1/04 – 7/31/04	2/1/03 – 1/31/04
	(unaudited)		(unaudited)
From Investment Activities:
Net investment loss*	$(499,894)	$(59,394)	$(136,636)	$(41,955)
Net gain (loss) on portfolio funds sold	(26,549)	26,549	—	51,835
Net change in unrealized appreciation on investments in portfolio funds	1,006,716	889,869	958,672	879,234

Net increase in Members’ Capital derived from investment activities	480,273	857,024	822,036	889,114

Members’ Capital Transactions:
Proceeds from sales of Interests	77,792,738	31,430,196	15,600,901	12,592,746
Redemptions of Interests	(152,287)	—	(322,163)	—
Transfers of Interests	—	1,696,000	—	(1,658,000)

Net Increase in Members’ Capital Derived from Capital Transactions	77,640,451	33,126,196	15,278,738	10,934,746

Net Increase in Members’ Capital	78,120,724	33,983,220	16,100,774	11,823,860
Members’ Capital at Beginning of Period	35,075,389	1,092,169	14,179,090	2,355,230

Members’ Capital at End of Period	$113,196,113	$35,075,389	$30,279,864	$14,179,090

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Members’ Capital (continued)

For the six-month period ended July 31, 2004 and the year ended January 31, 2004

	Aetos Capital Long/Short Strategies Fund, LLC		Aetos Capital Market Neutral Strategies Fund, LLC
	2/1/04 – 7/31/04	2/1/03 – 1/31/04	2/1/04 – 7/31/04	2/1/03 – 1/31/04
	(unaudited)		(unaudited)
From Investment Activities:
Net investment loss*	$(620,040)	$(101,147)	$(185,001)	$(30,656)
Net gain (loss) on portfolio funds sold	79,225	—	(40,528)	—
Net change in unrealized appreciation (depreciation) on investments in portfolio funds	(1,256,198)	1,918,399	(689,952)	184,926

Net increase (decrease) in Members’ Capital derived from investment activities	(1,797,013)	1,817,252	(915,481)	154,270

Members’ Capital Transactions:
Proceeds from sales of Interests	82,781,238	51,627,696	27,968,000	13,138,546
Redemptions of Interests	(378,868)	—	(46,148)	—
Transfers of Interests	—	661,000	—	(699,000)

Net Increase in Members’ Capital Derived from Capital Transactions	82,402,370	52,288,696	27,921,852	12,439,546

Net Increase in Members’ Capital	80,605,357	54,105,948	27,006,371	12,593,816
Members’ Capital at Beginning of Period	57,668,319	3,562,371	14,119,735	1,525,919

Members’ Capital at End of Period	$138,273,676	$57,668,319	$41,126,106	$14,119,735

*	Investment income less net expenses.

The accompanying notes are an integral part of the financial statements.

Statements of Cash Flows

For the six-month period ended July 31, 2004 (Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC	Aetos Capital Market Neutral Strategies Fund, LLC
Cash Flows Used in Operating Activities
Purchases of Portfolio Funds	$(76,250,000)	$(15,000,000)	$(81,829,568)	$(41,682,132)
Sale of Portfolio Funds	—	—	1,228,793	16,779,562
Net investment loss	(499,894)	(136,636)	(620,040)	(185,001)
Adjustments to reconcile net investment loss to net cash used in operating activities:
(Increase) decrease in accrued income	4,087	577	3,475	(743)
Decrease in due from investment manager	—	2,612	—	2,178
Increase in receivable from Aetos Cayman	(20,000)	(20,000)	(20,000)	(20,000)
Increase in administration fees payable	30,278	3,458	35,400	10,366
Increase in investment manager fees payable	129,577	18,239	145,127	34,751
Increase in other assets receivable	—	—	(6,491)	(317,430)
Decrease in other accrued expenses	(26,949)	(26,950)	(26,825)	(27,626)

Net cash used in operating activities	(76,632,901)	(15,158,700)	(81,090,129)	(25,406,075)

Cash Flows from Financing Activities
Sales of Interests received in advance	13,087,500	287,500	28,512,500	1,862,500
Sales of Interests	32,753,738	10,584,901	47,658,238	12,946,000
Redemptions of Interests	—	(174,000)	—	—

Net cash provided by Financing Activities	45,841,238	10,698,401	76,170,738	14,808,500

Net decrease in cash and cash equivalents	(30,791,663)	(4,460,299)	(4,919,391)	(10,597,575)
Cash and cash equivalents, beginning of period	45,185,496	5,287,745	35,363,538	15,398,023

Cash and cash equivalents, end of period	$14,393,833	$827,446	$30,444,147	$4,800,448

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For the periods ended January 31 and July 31

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC					Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/04 – 7/31/04		2/1/03 – 1/31/04	8/21/02* – 1/31/03		2/1/04 – 7/31/04		2/1/03 – 1/31/04	8/21/02* – 1/31/03
	(unaudited)					(unaudited)
Total Return	0.59	%(1)	13.17%	4.44	%(1)	3.05	%(1)	22.13%	5.38	%(1)
Net assets, end of period (000’s)	$113,196		$35,075	$1,092		$30,280		$14,179	$2,355
Ratios to average net assets:
Expenses, before waivers and reimbursements (2)(4)	1.00	%(3)	5.04%	43.96	%(3)	1.34	%(3)	7.72%	22.93	%(3)
Expenses, net of waivers and reimbursements (2)(4)	1.00	%(3)	1.13%	1.25	%(3)	1.00	%(3)	1.18%	1.25	%(3)
Net investment loss, net of waivers and reimbursements	(0.97	)%(3)	(0.96)%	(1.24	)%(3)	(0.98	)%(3)	(1.11)%	(1.24	)%(3)
Portfolio turnover rate	0.00	%(5)	0.00%	0.00	%(5)	0.00	%(5)	16.94%	0.00	%(5)

*	Commencement of operations

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expense ratios of underlying funds are not included in the expense ratio.

(3)	Annualized.

(4)	The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

For the periods ended January 31 and July 31

	Aetos Capital Long/Short Strategies Fund, LLC					Aetos Capital Market Neutral Strategies Fund, LLC
	2/1/04 – 7/31/04		2/1/03 – 1/31/04	8/21/02* – 1/31/03		2/1/04 – 7/31/04		2/1/03 – 1/31/04	8/21/02* – 1/31/03
	(unaudited)					(unaudited)
Total Return	(1.03	)%(1)	12.88%	(0.89	)%(1)	(2.25	)%(1)	2.81%	0.13	%(1)
Net assets, end of period (000’s)	$138,274		$57,668	$3,562		$41,126		$14,120	$1,526
Ratios to average net assets:
Expenses, before waivers and reimbursements (2)(4)	0.98	%(3)	4.09%	18.87	%(3)	1.21	%(3)	8.79%	31.67	%(3)
Expenses, net of waivers and reimbursements (2)(4)	0.98	%(3)	1.14%	1.25	%(3)	1.00	%(3)	1.15%	1.25	%(3)
Net investment loss, net of waivers and reimbursements	(0.97	)%(3)	(1.01)%	(1.24	)%(3)	(0.98	)%(3)	(1.05)%	(1.23	)%(3)
Portfolio turnover rate	1.05	%(5)	0.00%	20.87	%(5)	49.63	%(5)	0.00%	0.00	%(5)

*	Commencement of operations

(1)	Total return is for the period indicated and has not been annualized.

(2)	Expense ratios of underlying funds are not included in the expense ratio.

(3)	Annualized.

(4)	The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(Unaudited)

July 31, 2004

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC and the Aetos Capital Market Neutral Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Notes to Financial Statements (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding Interests pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

C. Fund Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

D. Income Taxes

Each Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

E. Distribution Policy

Each Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds will pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds. The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds’ other expenses (defined as total operating expenses excluding the Management Fee) at 0.50% of each Fund’s average monthly net assets, through December 31, 2003. The Investment Manager has contractually agreed to reimburse the Funds in order to limit the Funds’ other expenses at 0.25% of each Fund’s average monthly net assets, at least until May 31, 2005.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

SEI Investments Global Funds Services (the “Administrator”) provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund will pay the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund will pay the Custodian, a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

Notes to Financial Statements (continued)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual fee of $20,000. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interest in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds’ risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. Concentration of Risk

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds’ net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

Notes to Financial Statements (continued)

5. Concentration of Risk (continued)

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Investment Transactions

For the six-month period ended July 31, 2004, purchases and sales of investments were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$76,250,000	$—
Aetos Capital Distressed Investment Strategies Fund, LLC	15,000,000	—
Aetos Capital Long/Short Strategies Fund, LLC	81,829,568	1,228,793
Aetos Capital Market Neutral Strategies Fund, LLC	41,682,132	16,779,562

7. Investments

As of July 31, 2004, the Funds had investments in twenty-five Portfolio Funds, none of which were related parties. The following table lists the Funds’ investments in Portfolio Funds as of July 31, 2004. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 1 year from initial investment. The liquidity provisions shown in the following table apply after the lock-up provisions.

Notes to Financial Statements (continued)

7. Investments (continued)

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Portfolio Fund	Investment Objective	Fair Value 7/31/2004	% of Net Assets	Liquidity
AQR Global Arbitrage Offshore Fund (USD), Ltd.	Fixed income/event arbitrage	$26,834,012	23.71%	Quarterly
FFIP, L.P.	Fixed income arbitrage	9,760,550	8.62	Annual
Pentangle Partners, L.P.	Statistical arbitrage	1,066,527	0.94	Monthly
Perry Partners, L.P.	Event arbitrage	28,402,370	25.09	Annual
Satellite Fund II, L.P.	Event arbitrage/Distressed	26,185,624	23.13	Annual
Standard Pacific Credit Opportunities Fund, L.P.	Fixed income arbitrage	9,851,635	8.71	Annual
South Hill Trading Corp.	Fixed income arbitrage	10,127,785	8.95	Monthly

Total		$112,228,503	99.15%

Aetos Capital Distressed Investment Strategies Fund, LLC

Portfolio Fund	Investment Objective	Fair Value 7/31/2004	% of Net Assets	Liquidity
King Street Capital, L.P.	Distressed investments	$7,311,817	24.15%	Quarterly
Satellite Credit Opportunities Fund, Ltd.	Distressed investments	9,228,051	30.48	Annual
Silver Point Capital Fund, L.P.	Distressed investments	6,977,988	23.04	Annual
Watershed Capital Partners, L.P.	Distressed investments	6,402,024	21.14	Quarterly

Total		$29,919,880	98.81%

Aetos Capital Long/Short Strategies Fund, LLC

Portfolio Fund	Investment Objective	Fair Value 7/31/2004	% of Net Assets	Liquidity
AG&J Power Opportunity Fund, L.P.	Long/short equity investments	$4,974,179	3.60%	Annual
Bay Pond Partners, L.P.	Long/short equity investments	24,294,512	17.57	Semi-annual
Cadmus Capital Partners (QP), L.P.	Long/short equity investments	13,207,329	9.55	Quarterly
Cavalry Technology, L.P.	Long/short equity investments	21,522,796	15.57	Annual
Icarus Partners, L.P.	Short equity investments	5,808,330	4.20	Annual
JL Partners, L.P.	Long/short equity investments	25,653,711	18.55	Quarterly
Millgate Partners II, L.P.	Long/short equity investments	1,060,071	0.77	Quarterly
North River Partners, L.P.	Long/short equity investments	11,703,402	8.46	Quarterly
Standard Global Equity Partners SA, L.P.	Long/short equity investments	18,638,332	13.48	Annual
Viking Global Equities, L.P.	Long/short equity investments	10,082,390	7.29	Annual

Total		$136,945,052	99.04%

Notes to Financial Statements (continued)

7. Investments (continued)

Aetos Capital Market Neutral Strategies Fund, LLC

Portfolio Fund	Investment Objective	Fair Value 7/31/2004	% of Net Assets	Liquidity
AQR Absolute Return Institutional Fund, L.P.	Multi-strategy market neutral	$14,511,568	35.29%	Quarterly
Bravura Fund, L.P.	Equity investment market neutral	8,519,733	20.72	Quarterly
GMO Market Neutral Fund (Onshore)	Equity investment market neutral	6,252,302	15.20	Quarterly
GMO Mean Reversion Fund	Multi-strategy market neutral	8,683,169	21.11	Quarterly

Total		$37,966,772	92.32%

8. Subsequent Events

Through September 1, 2004, the Funds received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$46,479,000
Aetos Capital Distressed Investment Strategies Fund, LLC	10,446,500
Aetos Capital Long/Short Strategies Fund, LLC	117,367,000
Aetos Capital Market Neutral Strategies Fund, LLC	14,644,000

of which the following were received in advance of July 31, 2004:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$13,087,500
Aetos Capital Distressed Investment Strategies Fund, LLC	287,500
Aetos Capital Long/Short Strategies Fund, LLC	28,512,500
Aetos Capital Market Neutral Strategies Fund, LLC	1,862,500

9. Commitments

At July 31, 2004, the Funds had made commitments to purchase underlying funds as follows:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$10,500,000
Aetos Capital Distressed Investment Strategies Fund, LLC	—
Aetos Capital Long/Short Strategies Fund, LLC	28,000,000
Aetos Capital Market Neutral Strategies Fund, LLC	—

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	(Reserved)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.	Purchasers of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 11.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ MICHAEL F. KLEIN
Michael F. Klein, President

Date 09/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL F. KLEIN
Michael F. Klein, President

Date 09/28/04

By (Signature and Title)*	/s/ SCOTT D. SAWYER
Scott D. Sawyer, Treasurer

Date 09/28/04

*	Print the name and title of each signing officer under his or her signature.